Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other Comprehensive Income is composed of the following:

	Year Ended December 31,
	2012		2011		2010
	Pre-tax	Net of Tax	Pre-tax	Net of Tax	Pre-tax	Net of Tax
Translation Adjustments Gains (Losses)	$104	$113	$(103)	$(105)	$(29)	$(35)
Unrealized (Losses) Gains:
Changes in fair value of cash flow hedges - (losses) gains	(50)	(35)	30	22	46	31
Changes in cash flow hedges reclassed to earnings(1)	(37)	(28)	(14)	(9)	(28)	(18)
Other	—	—	(1)	(1)	(1)	(1)
Net unrealized (losses) gains	$(87)	$(63)	$15	$12	$17	$12

Defined Benefit Plans (Losses) Gains:
Actuarial / Prior service losses	(852)	(578)	(872)	(607)	(106)	(191)
Amortization(2)	126	85	89	60	91	164
Curtailment gain - recognition of prior service credit	—	—	(107)	(66)	—	—
Fuji Xerox changes in defined benefit plans, net(3)	(13)	(13)	(31)	(31)	28	28
Other(4)	(55)	(55)	8	8	22	22
Changes in defined benefit plans (losses) gains	$(794)	$(561)	$(913)	$(636)	$35	$23

Other Comprehensive (Loss) Income	(777)	(511)	(1,001)	(729)	23	—
Less: Other comprehensive loss attributable to noncontrolling interests	—	—	(1)	(1)	—	—
Other Comprehensive (Loss) Income Attributable to Xerox	$(777)	$(511)	$(1,000)	$(728)	$23	$—

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(1)	Reclassified to Cost of sales - refer to Note 13 - Financial Instruments for additional information regarding our cash flow hedges.

(2)	Reclassified to Total Net Periodic Benefit Cost - refer to Note 15 - Employee Benefit Plans for additional information.

(3)	Represents our share of Fuji Xerox's benefit plan changes.

(4)	Primarily represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
AOCL is composed of the following:

	December 31,
	2012	2011	2010
Cumulative translation adjustments	$(826)	$(939)	$(835)
Benefit plans net actuarial losses and prior service credits(1)	(2,364)	(1,803)	(1,167)
Other unrealized (losses) gains, net	(37)	26	14
Total Accumulated Other Comprehensive Loss	$(3,227)	$(2,716)	$(1,988)
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(1)	Includes our share of Fuji Xerox